Distribution Agreements (Tables)	12 Months Ended
Dec. 31, 2021
Distribution Agreements
Schedule of largest customers as well as their respective percentage of total accounts receivable

The Company sells certain of its products under large contract manufacturing or distribution arrangements. The following table presents percentage of total revenues derived from the Company’s largest customers:

	Year Ended December 31,
	2021	2020
Percent of revenues derived from:
Medtronic Sofamor Danek USA	11%	17%
Surgalign Holdings	10%	10%

	December 31,
	2021	2020
Percent of accounts receivable derived from:
Medtronic Sofamor Danek USA	—%	34%
Surgalign Holdings	12%	13%